Consolidated statements of operations - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net revenue
Passenger	R$ 9,185,805	R$ 8,671,442	R$ 8,583,388
Cargo and other	1,390,217	1,195,893	1,194,619
Total net revenue	10,576,022	9,867,335	9,778,007
Operating costs and expenses
Salaries	(1,708,111)	(1,656,785)	(1,580,531)
Aircraft fuel	(2,887,737)	(2,695,390)	(3,301,368)
Aircraft rent	(939,744)	(996,945)	(1,100,086)
Sales and marketing	(590,814)	(555,984)	(617,403)
Landing fees	(664,170)	(687,366)	(681,378)
Aircraft, traffic and mileage servicing	(874,736)	(753,497)	(678,075)
Maintenance, materials and repairs	(368,719)	(593,090)	(603,925)
Depreciation and amortization	(505,425)	(447,668)	(419,691)
Passenger service expenses	(437,045)	(461,837)	(481,765)
Other operating expenses	(610,310)	(320,948)	(493,621)
Total operating costs and expenses	(9,586,811)	(9,169,510)	(9,957,843)
Equity results	544	(1,280)	(3,941)
Income (loss) before financial expense, net and income taxes	989,755	696,545	(183,777)
Financial expense, net
Financial income	213,446	568,504	332,567
Financial expenses	(1,050,461)	(1,271,564)	(1,328,891)
Exchange rate variation, net	(81,744)	1,367,937	(2,266,999)
Total financial results	(918,759)	664,877	(3,263,323)
Income (loss) before income taxes	70,996	1,361,422	(3,447,100)
Current income taxes	(239,846)	(257,944)	(196,140)
Deferred income taxes	547,059	(1,114)	(648,000)
Total income taxes	307,213	(259,058)	(844,140)
Net income (loss) for the year	378,209	1,102,364	(4,291,240)
Net income (loss) attributable to equity holders of the parent	19,184	849,619	(4,460,883)
Net income attributable to non-controlling interests from Smiles	R$ 359,025	R$ 252,745	R$ 169,643
Basic profit (loss) per common share (in dollars per share)	R$ 0.002	R$ 0.07	R$ (0.422)
Basic profit (loss) per preferred share (in dollars per share)	0.055	2.455	(14.764)
Diluted profit (loss) per common share (in dollars per share)	0.002	0.07	(0.422)
Diluted profit (loss) per preferred share (in dollars per share)	R$ 0.055	R$ 2.45	R$ (14.764)